Employees' Leaving Entitlement - Summary of Quantitative Sensitivity Analysis for Significant Assumptions (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Actuarial assumption of turnover rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Quantitative sensitivity analysis, increase	€ 42	€ 39
Quantitative sensitivity analysis, decrease	(45)	(42)
Actuarial assumption of expected rates of inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Quantitative sensitivity analysis, increase	128	143
Quantitative sensitivity analysis, decrease	(126)	(141)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Quantitative sensitivity analysis, increase	(197)	(220)
Quantitative sensitivity analysis, decrease	€ 202	€ 226